Note 8 - Liabiltiy for Equity-linked Financial Instruments - Original Valuations, Annual Gain (Loss) and End of Year Valuations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
January 1, 2009 Adoption [Member | Gain (Loss) 2009 [Member]
Gain (Loss)						$ (390,368)
January 1, 2009 Adoption [Member | Value at 2009 [Member]
Gain (Loss)						870,278
January 1, 2009 Adoption [Member | Gain (Loss) 2010 [Member]
Gain (Loss)					$ 868,772
January 1, 2009 Adoption [Member | Value at 2010 [Member]
Gain (Loss)					1,506
January 1, 2009 Adoption [Member | Gain (Loss) 2011 [Member]
Gain (Loss)				$ (88,290)
January 1, 2009 Adoption [Member | Value at 2011 [Member]
Gain (Loss)				89,796
January 1, 2009 Adoption [Member | Gain (Loss) 2012 [Member]
Gain (Loss)			$ (21,856)
January 1, 2009 Adoption [Member | Value at 2012 [Member]
Gain (Loss)			111,652
January 1, 2009 Adoption [Member | Gain (Loss) 2013 [Member]
Gain (Loss)		$ 100,053
January 1, 2009 Adoption [Member | Value at 2013 [Member]
Gain (Loss)		11,599
January 1, 2009 Adoption [Member | Gain (Loss) 2014 [Member]
Gain (Loss)	$ 11,599
January 1, 2009 Adoption [Member | Value at 2014 [Member]
Gain (Loss)
January 1, 2009 Adoption [Member
Value							$ 479,910
Issued in Quarter Ended 6/30/2009 [Member] | Gain (Loss) 2009 [Member]
Gain (Loss)						20,847
Issued in Quarter Ended 6/30/2009 [Member] | Value at 2009 [Member]
Gain (Loss)						149,007
Issued in Quarter Ended 6/30/2009 [Member] | Gain (Loss) 2010 [Member]
Gain (Loss)					147,403
Issued in Quarter Ended 6/30/2009 [Member] | Value at 2010 [Member]
Gain (Loss)					1,604
Issued in Quarter Ended 6/30/2009 [Member] | Gain (Loss) 2011 [Member]
Gain (Loss)				(4,689)
Issued in Quarter Ended 6/30/2009 [Member] | Value at 2011 [Member]
Gain (Loss)				6,293
Issued in Quarter Ended 6/30/2009 [Member] | Gain (Loss) 2012 [Member]
Gain (Loss)			6,293
Issued in Quarter Ended 6/30/2009 [Member] | Value at 2012 [Member]
Gain (Loss)
Issued in Quarter Ended 6/30/2009 [Member] | Gain (Loss) 2013 [Member]
Gain (Loss)
Issued in Quarter Ended 6/30/2009 [Member] | Value at 2013 [Member]
Gain (Loss)
Issued in Quarter Ended 6/30/2009 [Member] | Gain (Loss) 2014 [Member]
Gain (Loss)
Issued in Quarter Ended 6/30/2009 [Member] | Value at 2014 [Member]
Gain (Loss)
Issued in Quarter Ended 6/30/2009 [Member]
Value							169,854
Issued in Quarter Ended 9/30/2009 [Member] | Gain (Loss) 2009 [Member]
Gain (Loss)						(738)
Issued in Quarter Ended 9/30/2009 [Member] | Value at 2009 [Member]
Gain (Loss)						40,481
Issued in Quarter Ended 9/30/2009 [Member] | Gain (Loss) 2010 [Member]
Gain (Loss)					40,419
Issued in Quarter Ended 9/30/2009 [Member] | Value at 2010 [Member]
Gain (Loss)					62
Issued in Quarter Ended 9/30/2009 [Member] | Gain (Loss) 2011 [Member]
Gain (Loss)				(1,562)
Issued in Quarter Ended 9/30/2009 [Member] | Value at 2011 [Member]
Gain (Loss)				1,624
Issued in Quarter Ended 9/30/2009 [Member] | Gain (Loss) 2012 [Member]
Gain (Loss)			910
Issued in Quarter Ended 9/30/2009 [Member] | Value at 2012 [Member]
Gain (Loss)			714
Issued in Quarter Ended 9/30/2009 [Member] | Gain (Loss) 2013 [Member]
Gain (Loss)		714
Issued in Quarter Ended 9/30/2009 [Member] | Value at 2013 [Member]
Gain (Loss)
Issued in Quarter Ended 9/30/2009 [Member] | Gain (Loss) 2014 [Member]
Gain (Loss)
Issued in Quarter Ended 9/30/2009 [Member] | Value at 2014 [Member]
Gain (Loss)
Issued in Quarter Ended 9/30/2009 [Member]
Value							39,743
Issued in Quarter Ended 12/31/2009 [Member] | Gain (Loss) 2009 [Member]
Gain (Loss)						617
Issued in Quarter Ended 12/31/2009 [Member] | Value at 2009 [Member]
Gain (Loss)						12,081
Issued in Quarter Ended 12/31/2009 [Member] | Gain (Loss) 2010 [Member]
Gain (Loss)					12,053
Issued in Quarter Ended 12/31/2009 [Member] | Value at 2010 [Member]
Gain (Loss)					28
Issued in Quarter Ended 12/31/2009 [Member] | Gain (Loss) 2011 [Member]
Gain (Loss)				(724)
Issued in Quarter Ended 12/31/2009 [Member] | Value at 2011 [Member]
Gain (Loss)				752
Issued in Quarter Ended 12/31/2009 [Member] | Gain (Loss) 2012 [Member]
Gain (Loss)			415
Issued in Quarter Ended 12/31/2009 [Member] | Value at 2012 [Member]
Gain (Loss)			337
Issued in Quarter Ended 12/31/2009 [Member] | Gain (Loss) 2013 [Member]
Gain (Loss)		337
Issued in Quarter Ended 12/31/2009 [Member] | Value at 2013 [Member]
Gain (Loss)
Issued in Quarter Ended 12/31/2009 [Member] | Gain (Loss) 2014 [Member]
Gain (Loss)
Issued in Quarter Ended 12/31/2009 [Member] | Value at 2014 [Member]
Gain (Loss)
Issued in Quarter Ended 12/31/2009 [Member]
Value							12,698
Issued in 2009 and January 1, 2009 Adoption [Member] | Gain (Loss) 2009 [Member]
Gain (Loss)
Issued in 2009 and January 1, 2009 Adoption [Member] | Value at 2009 [Member]
Gain (Loss)						1,071,847
Issued in 2009 and January 1, 2009 Adoption [Member] | Gain (Loss) 2010 [Member]
Gain (Loss)
Issued in 2009 and January 1, 2009 Adoption [Member] | Value at 2010 [Member]
Gain (Loss)
Issued in 2009 and January 1, 2009 Adoption [Member] | Gain (Loss) 2011 [Member]
Gain (Loss)
Issued in 2009 and January 1, 2009 Adoption [Member] | Value at 2011 [Member]
Gain (Loss)
Issued in 2009 and January 1, 2009 Adoption [Member] | Gain (Loss) 2012 [Member]
Gain (Loss)
Issued in 2009 and January 1, 2009 Adoption [Member] | Value at 2012 [Member]
Gain (Loss)
Issued in 2009 and January 1, 2009 Adoption [Member] | Gain (Loss) 2013 [Member]
Gain (Loss)
Issued in 2009 and January 1, 2009 Adoption [Member] | Value at 2013 [Member]
Gain (Loss)
Issued in 2009 and January 1, 2009 Adoption [Member] | Gain (Loss) 2014 [Member]
Gain (Loss)
Issued in 2009 and January 1, 2009 Adoption [Member] | Value at 2014 [Member]
Gain (Loss)
Issued in 2009 and January 1, 2009 Adoption [Member]
Value							702,205
Issued in Quarter Ended 3/31/2010 [Member] | Gain (Loss) 2009 [Member]
Gain (Loss)
Issued in Quarter Ended 3/31/2010 [Member] | Value at 2009 [Member]
Gain (Loss)
Issued in Quarter Ended 3/31/2010 [Member] | Gain (Loss) 2010 [Member]
Gain (Loss)					25,014
Issued in Quarter Ended 3/31/2010 [Member] | Value at 2010 [Member]
Gain (Loss)					539
Issued in Quarter Ended 3/31/2010 [Member] | Gain (Loss) 2011 [Member]
Gain (Loss)				(5,570)
Issued in Quarter Ended 3/31/2010 [Member] | Value at 2011 [Member]
Gain (Loss)				6,109
Issued in Quarter Ended 3/31/2010 [Member] | Gain (Loss) 2012 [Member]
Gain (Loss)			3,701
Issued in Quarter Ended 3/31/2010 [Member] | Value at 2012 [Member]
Gain (Loss)			2,408
Issued in Quarter Ended 3/31/2010 [Member] | Gain (Loss) 2013 [Member]
Gain (Loss)		2,408
Issued in Quarter Ended 3/31/2010 [Member] | Value at 2013 [Member]
Gain (Loss)
Issued in Quarter Ended 3/31/2010 [Member] | Gain (Loss) 2014 [Member]
Gain (Loss)
Issued in Quarter Ended 3/31/2010 [Member] | Value at 2014 [Member]
Gain (Loss)
Issued in Quarter Ended 3/31/2010 [Member]
Value							25,553
Issued in Quarter Ended 6/30/2010 [Member] | Gain (Loss) 2009 [Member]
Gain (Loss)
Issued in Quarter Ended 6/30/2010 [Member] | Value at 2009 [Member]
Gain (Loss)
Issued in Quarter Ended 6/30/2010 [Member] | Gain (Loss) 2010 [Member]
Gain (Loss)					30,740
Issued in Quarter Ended 6/30/2010 [Member] | Value at 2010 [Member]
Gain (Loss)					592
Issued in Quarter Ended 6/30/2010 [Member] | Gain (Loss) 2011 [Member]
Gain (Loss)				(6,122)
Issued in Quarter Ended 6/30/2010 [Member] | Value at 2011 [Member]
Gain (Loss)				6,714
Issued in Quarter Ended 6/30/2010 [Member] | Gain (Loss) 2012 [Member]
Gain (Loss)			6,083
Issued in Quarter Ended 6/30/2010 [Member] | Value at 2012 [Member]
Gain (Loss)			631
Issued in Quarter Ended 6/30/2010 [Member] | Gain (Loss) 2013 [Member]
Gain (Loss)		631
Issued in Quarter Ended 6/30/2010 [Member] | Value at 2013 [Member]
Gain (Loss)
Issued in Quarter Ended 6/30/2010 [Member] | Gain (Loss) 2014 [Member]
Gain (Loss)
Issued in Quarter Ended 6/30/2010 [Member] | Value at 2014 [Member]
Gain (Loss)
Issued in Quarter Ended 6/30/2010 [Member]
Value							31,332
Issued in Quarter Ended 9/30/2010 [Member] | Gain (Loss) 2009 [Member]
Gain (Loss)
Issued in Quarter Ended 9/30/2010 [Member] | Value at 2009 [Member]
Gain (Loss)
Issued in Quarter Ended 9/30/2010 [Member] | Gain (Loss) 2010 [Member]
Gain (Loss)					20,891
Issued in Quarter Ended 9/30/2010 [Member] | Value at 2010 [Member]
Gain (Loss)					10,615
Issued in Quarter Ended 9/30/2010 [Member] | Gain (Loss) 2011 [Member]
Gain (Loss)				(44,160)
Issued in Quarter Ended 9/30/2010 [Member] | Value at 2011 [Member]
Gain (Loss)				54,775
Issued in Quarter Ended 9/30/2010 [Member] | Gain (Loss) 2012 [Member]
Gain (Loss)			1,338
Issued in Quarter Ended 9/30/2010 [Member] | Value at 2012 [Member]
Gain (Loss)			53,437
Issued in Quarter Ended 9/30/2010 [Member] | Gain (Loss) 2013 [Member]
Gain (Loss)		53,437
Issued in Quarter Ended 9/30/2010 [Member] | Value at 2013 [Member]
Gain (Loss)
Issued in Quarter Ended 9/30/2010 [Member] | Gain (Loss) 2014 [Member]
Gain (Loss)
Issued in Quarter Ended 9/30/2010 [Member] | Value at 2014 [Member]
Gain (Loss)
Issued in Quarter Ended 9/30/2010 [Member]
Value							31,506
Gain (Loss) 2009 [Member]
Gain (Loss)						(369,642)
Value at 2009 [Member]
Gain (Loss)						$ 1,071,847
Gain (Loss) 2010 [Member]
Gain (Loss)					1,145,292
Value at 2010 [Member]
Gain (Loss)					$ 14,946
Gain (Loss) 2011 [Member]
Gain (Loss)				(151,117)
Value at 2011 [Member]
Gain (Loss)				$ 166,063
Gain (Loss) 2012 [Member]
Gain (Loss)			(3,116)
Value at 2012 [Member]
Gain (Loss)			$ 169,179
Gain (Loss) 2013 [Member]
Gain (Loss)		157,580
Value at 2013 [Member]
Gain (Loss)		$ 11,599
Gain (Loss) 2014 [Member]
Gain (Loss)	11,599
Value at 2014 [Member]
Gain (Loss)
Total							$ 790,596